Quarterly Results Of Operations (Unaudited ) (Unaudited Consolidated Quarterly Results Of Operations) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 27, 2012	Mar. 28, 2012	Dec. 28, 2011	Sep. 28, 2011	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Quarterly Financial Data [Line Items]
Revenues	$ 728,371	$ 742,045	$ 681,904	$ 668,402	$ 717,488	$ 717,119	$ 671,886	$ 654,893	$ 2,820,722	$ 2,761,386	$ 2,858,498
Income before provision for income taxes	62,348	62,565	50,265	33,631	55,485	55,499	45,426	26,919	208,809	183,329	131,986
Net income	$ 47,004	$ 44,933	$ 35,674	$ 23,621	$ 41,919	$ 40,246	$ 37,464	$ 21,431	$ 151,232	$ 141,060	$ 137,704
Basic net income per share	$ 0.63	$ 0.58	$ 0.45	$ 0.29	$ 0.50	$ 0.46	$ 0.41	$ 0.21	$ 1.93	$ 1.55	$ 1.35
Diluted net income per share	$ 0.61	$ 0.56	$ 0.44	$ 0.28	$ 0.49	$ 0.45	$ 0.41	$ 0.21	$ 1.87	$ 1.53	$ 1.34
Basic weighted average shares outstanding	75,070	77,582	79,840	81,744	83,888	87,679	90,936	100,667	78,559	90,807	102,287
Diluted weighted average shares outstanding	77,682	79,735	81,655	83,583	85,906	89,647	92,111	101,556	80,664	92,320	103,044